Cash and Short-Term Deposits - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and short-term deposits	RM 10,861,937	$ 2,676,344	RM 1,654,146
Pledged Deposits	(1,700,892)	(419,094)	(1,179,430)
Bank Overdraft			(104,587)
Total	RM 9,161,045	$ 2,257,250	RM 370,129	$ 91,198	RM (241,006)	RM (670,960)